FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 08, 2024 USD ($)	Dec. 31, 2022 CAD ($)	Jun. 08, 2021 USD ($)
Disclosure of financial liabilities [line items]
Borrowings	$ 9,999.5	$ 8,836.9		$ 9,266.8
Interest rate risk | Fixed | Financial obligations
Disclosure of financial liabilities [line items]
Concentration percentage	83.20%	86.50%
Interest rate risk | Floating | Financial obligations
Disclosure of financial liabilities [line items]
Concentration percentage	16.80%	13.50%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 16.6	$ 5.7
Commodity price risk
Disclosure of financial liabilities [line items]
10% decrease in average recycled commodity prices from the average prices, impact on revenues	17.9	10.7
Currency risk
Disclosure of financial liabilities [line items]
$0.01 change in the U.S. dollar to Canadian dollar exchange rate, impact in annual revenue	34.5	33.9
$0.01 change in the U.S. dollar to Canadian dollar exchange rate, impact in adjusted EBITDA	10.8	10.2
Gains on change in fair value of derivatives	44.8	28.5
Cost
Disclosure of financial liabilities [line items]
Borrowings	$ 10,019.7	$ 8,834.6
8.500% USD senior unsecured notes, ("8.500% 2027 Notes")
Disclosure of financial liabilities [line items]
Borrowings, interest rate					8.50%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") | Currency risk
Disclosure of financial liabilities [line items]
Average rate of hedging instrument					8.828%
Notional amount per note					$ 348.0
4.375% Bonds
Disclosure of financial liabilities [line items]
Borrowings, interest rate	4.375%		4.375%
Notional amount per note			$ 210.0
4.375% Bonds | Cost
Disclosure of financial liabilities [line items]
Borrowings, interest rate	4.375%	4.375%